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Manufacturers Investment Trust
73 Tremont Street
Boston, MA  02116-3739





November 3, 2000


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


         Re:  Manufacturers Investment Trust
              FILE NO.  2-94157

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated November 1, 2000 for the above mentioned registrant, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 44 under the Securities Act of 1933 to the Registrant's registration statement on Form N-1A filed with the Securities and Exchange Commission on October 27, 2000 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.


Very truly yours,

/s/ Betsy Anne Seel
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Betsy Anne Seel
Senior Counsel